Pension Liabilities - Distribution by plan assets (Details) - Switzerland - Fair Value of Plan Assets - Defined-Benefit Pension Plan kr in Thousands	Dec. 31, 2020 SEK (kr)
Disclosure of fair value of plan assets [line items]
Cash	kr 244
Bonds	6,365
Mortgage loans	1,516
Shares	365
Real estate	1,638
Other investments	941
Total	11,069
Level 1
Disclosure of fair value of plan assets [line items]
Bonds	kr 6,365